PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 97.5%
Aerospace & Defense — 1.2%
AAR Corp.*	31,011	$1,110,814
Aerojet Rocketdyne Holdings, Inc.*	69,545	2,781,104
AeroVironment, Inc.*	22,994	1,916,780
Kaman Corp.	25,792	720,371
Moog, Inc. (Class A Stock)	26,564	1,868,777
National Presto Industries, Inc.	4,619	300,466
Park Aerospace Corp.	18,044	199,206
Triumph Group, Inc.*	59,960	515,056
		9,412,574
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.*(a)	24,390	2,330,952
Forward Air Corp.	24,616	2,221,840
Hub Group, Inc. (Class A Stock)*(a)	31,220	2,153,556
		6,706,348
Airlines — 0.4%
Allegiant Travel Co.*	14,154	1,032,959
Hawaiian Holdings, Inc.*(a)	47,240	621,206
SkyWest, Inc.*	46,610	757,879
Sun Country Airlines Holdings, Inc.*(a)	30,000	408,300
		2,820,344
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*(a)	105,480	720,428
Dorman Products, Inc.*	25,940	2,130,193
Gentherm, Inc.*(a)	30,450	1,514,279
LCI Industries(a)	23,379	2,372,033
Motorcar Parts of America, Inc.*	17,640	268,481
Patrick Industries, Inc.	19,910	872,854
Standard Motor Products, Inc.	17,169	557,993
XPEL, Inc.*(a)	17,950	1,156,698
		9,592,959
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	29,171	1,552,189
Banks — 10.7%
Ameris Bancorp	59,960	2,680,812
Banc of California, Inc.	51,380	820,539
BancFirst Corp.	16,020	1,433,309
Bancorp, Inc. (The)*	52,110	1,145,378
BankUnited, Inc.(a)	71,770	2,452,381
Banner Corp.	31,370	1,853,340
Berkshire Hills Bancorp, Inc.(a)	42,180	1,151,514
Brookline Bancorp, Inc.	70,622	822,746
Central Pacific Financial Corp.	25,200	521,388
City Holding Co.(a)	13,664	1,211,860
Columbia Banking System, Inc.(a)	72,368	2,090,712
Community Bank System, Inc.	49,416	2,968,913
Customers Bancorp, Inc.*(a)	28,070	827,504
CVB Financial Corp.(a)	120,840	3,059,669
Dime Community Bancshares, Inc.	29,868	874,535
Eagle Bancorp, Inc.	29,460	1,320,397
FB Financial Corp.	32,290	1,233,801
First Bancorp	32,860	1,202,019
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	172,852	$2,364,615
First Commonwealth Financial Corp.(a)	85,980	1,103,983
First Financial Bancorp	87,203	1,838,239
First Hawaiian, Inc.	117,390	2,891,316
Hanmi Financial Corp.	28,076	664,840
Heritage Financial Corp.	32,320	855,510
Hilltop Holdings, Inc.(a)	42,220	1,049,167
HomeStreet, Inc.	16,350	471,043
Hope Bancorp, Inc.	110,034	1,390,830
Independent Bank Corp.(a)	42,196	3,144,868
Independent Bank Group, Inc.(a)	32,500	1,995,175
Lakeland Financial Corp.(a)	23,240	1,692,104
National Bank Holdings Corp. (Class A Stock)	27,710	1,024,993
NBT Bancorp, Inc.	39,470	1,497,886
Northwest Bancshares, Inc.(a)	116,830	1,578,373
OFG Bancorp (Puerto Rico)	43,820	1,101,197
Pacific Premier Bancorp, Inc.(a)	87,455	2,707,607
Park National Corp.(a)	13,320	1,658,074
Pathward Financial, Inc.	26,770	882,339
Preferred Bank	12,530	817,332
Renasant Corp.	51,530	1,611,858
S&T Bancorp, Inc.	36,073	1,057,300
Seacoast Banking Corp. of Florida	56,560	1,709,809
ServisFirst Bancshares, Inc.(a)	44,940	3,595,200
Simmons First National Corp. (Class A Stock)(a)	118,006	2,571,351
Southside Bancshares, Inc.	28,066	992,414
Stellar Bancorp, Inc.	39,200	1,146,600
Tompkins Financial Corp.	11,594	841,956
Triumph Bancorp, Inc.*(a)	21,080	1,145,698
Trustmark Corp.(a)	56,380	1,726,919
United Community Banks, Inc.(a)	97,537	3,228,475
Veritex Holdings, Inc.(a)	49,690	1,321,257
Westamerica BanCorp	24,670	1,289,994
		80,639,139
Beverages — 0.3%
MGP Ingredients, Inc.(a)	14,180	1,505,349
National Beverage Corp.	21,410	825,141
		2,330,490
Biotechnology — 2.9%
Anika Therapeutics, Inc.*(a)	13,420	319,396
Arcus Biosciences, Inc.*(a)	47,850	1,251,756
Avid Bioservices, Inc.*(a)	56,950	1,088,884
Catalyst Pharmaceuticals, Inc.*	87,100	1,117,493
Coherus Biosciences, Inc.*(a)	59,390	570,738
Cytokinetics, Inc.*(a)	86,580	4,194,801
Dynavax Technologies Corp.*(a)	108,350	1,131,174
Eagle Pharmaceuticals, Inc.*(a)	9,800	258,916
Emergent BioSolutions, Inc.*(a)	40,850	857,441
Enanta Pharmaceuticals, Inc.*	17,840	925,361
Ironwood Pharmaceuticals, Inc.*(a)	122,800	1,272,208
iTeos Therapeutics, Inc.*	22,600	430,530
Ligand Pharmaceuticals, Inc.*	14,760	1,270,984
Myriad Genetics, Inc.*	74,240	1,416,499
Organogenesis Holdings, Inc.*(a)	65,100	210,924
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
REGENXBIO, Inc.*(a)	34,660	$916,064
uniQure NV (Netherlands)*	37,890	710,816
Vanda Pharmaceuticals, Inc.*	52,300	516,724
Vericel Corp.*(a)	43,450	1,008,040
Vir Biotechnology, Inc.*	69,650	1,342,852
Xencor, Inc.*(a)	55,000	1,428,900
		22,240,501
Building Products — 2.0%
AAON, Inc.	38,599	2,079,714
American Woodmark Corp.*	15,260	669,304
Apogee Enterprises, Inc.(a)	20,298	775,790
Gibraltar Industries, Inc.*	29,008	1,187,297
Griffon Corp.(a)	43,619	1,287,633
Insteel Industries, Inc.	17,940	475,948
PGT Innovations, Inc.*	55,200	1,156,992
Quanex Building Products Corp.	30,658	556,749
Resideo Technologies, Inc.*(a)	134,160	2,557,090
UFP Industries, Inc.(a)	56,652	4,088,008
		14,834,525
Capital Markets — 0.9%
B. Riley Financial, Inc.(a)	14,500	645,540
Blucora, Inc.*	44,012	851,192
Brightsphere Investment Group, Inc.	29,710	442,976
Donnelley Financial Solutions, Inc.*	23,547	870,533
Piper Sandler Cos.(a)	12,625	1,322,342
StoneX Group, Inc.*	15,760	1,307,134
Virtus Investment Partners, Inc.	6,300	1,004,976
WisdomTree Investments, Inc.(a)	101,970	477,220
		6,921,913
Chemicals — 3.1%
AdvanSix, Inc.	25,810	828,501
American Vanguard Corp.(a)	26,718	499,627
Balchem Corp.	29,543	3,591,838
FutureFuel Corp.	24,110	145,624
Hawkins, Inc.	17,430	679,596
HB Fuller Co.(a)	48,958	2,942,376
Innospec, Inc.	22,750	1,948,992
Koppers Holdings, Inc.	19,220	399,392
Livent Corp.*(a)	164,880	5,053,572
Mativ Holdings, Inc.(a)	50,377	1,112,324
Minerals Technologies, Inc.	29,900	1,477,359
Quaker Chemical Corp.(a)	12,548	1,811,680
Rayonier Advanced Materials, Inc.*	59,570	187,645
Stepan Co.	19,430	1,820,008
Tredegar Corp.	23,145	218,489
Trinseo PLC	32,230	590,454
		23,307,477
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.(a)	61,523	2,352,024
Brady Corp. (Class A Stock)	42,892	1,789,883
CoreCivic, Inc.*	108,350	957,814
Deluxe Corp.	39,690	660,838
GEO Group, Inc. (The)*(a)	114,270	879,879
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Harsco Corp.*(a)	73,670	$275,526
Healthcare Services Group, Inc.	68,220	824,780
HNI Corp.	38,061	1,008,997
Interface, Inc.	54,142	486,736
KAR Auction Services, Inc.*(a)	106,700	1,191,839
Matthews International Corp. (Class A Stock)	28,180	631,514
Pitney Bowes, Inc.(a)	148,920	346,984
UniFirst Corp.	13,900	2,338,397
Viad Corp.*	18,967	598,978
		14,344,189
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.(a)	64,880	1,270,350
Clearfield, Inc.*(a)	10,430	1,091,395
Comtech Telecommunications Corp.	25,349	253,743
Digi International, Inc.*	32,334	1,117,786
Extreme Networks, Inc.*	119,040	1,555,853
Harmonic, Inc.*	96,624	1,262,876
NETGEAR, Inc.*	26,466	530,379
NetScout Systems, Inc.*(a)	62,550	1,959,066
Viavi Solutions, Inc.*(a)	209,530	2,734,367
		11,775,815
Construction & Engineering — 1.2%
Arcosa, Inc.	44,430	2,540,507
Comfort Systems USA, Inc.(a)	32,894	3,201,573
Granite Construction, Inc.(a)	40,580	1,030,326
MYR Group, Inc.*	15,250	1,292,133
NV5 Global, Inc.*(a)	11,460	1,418,977
		9,483,516
Consumer Finance — 0.7%
Encore Capital Group, Inc.*(a)	21,890	995,557
Enova International, Inc.*(a)	29,479	862,850
EZCORP, Inc. (Class A Stock)*(a)	49,311	380,188
Green Dot Corp. (Class A Stock)*	44,050	836,069
LendingTree, Inc.*	10,000	238,600
PRA Group, Inc.*(a)	35,837	1,177,604
PROG Holdings, Inc.*(a)	46,500	696,570
World Acceptance Corp.*(a)	3,352	324,541
		5,511,979
Containers & Packaging — 0.3%
Myers Industries, Inc.	33,710	555,204
O-I Glass, Inc.*(a)	143,400	1,857,030
		2,412,234
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	41,650	1,518,142
Frontdoor, Inc.*	75,050	1,530,269
Mister Car Wash, Inc.*	69,000	592,020
Perdoceo Education Corp.*	62,420	642,926
Strategic Education, Inc.	20,560	1,262,590
Stride, Inc.*(a)	37,300	1,567,719
WW International, Inc.*(a)	49,790	195,675
		7,309,341

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.4%
ATN International, Inc.(a)	9,850	$379,915
Cogent Communications Holdings, Inc.	39,200	2,044,672
Consolidated Communications Holdings, Inc.*	67,720	281,715
		2,706,302
Electrical Equipment — 0.4%
AZZ, Inc.	22,822	833,231
Encore Wire Corp.(a)	17,611	2,034,775
Powell Industries, Inc.	8,292	174,796
		3,042,802
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.(a)	34,307	2,655,705
Arlo Technologies, Inc.*	80,554	373,771
Badger Meter, Inc.	26,874	2,482,889
Benchmark Electronics, Inc.	32,400	802,872
CTS Corp.	29,254	1,218,429
ePlus, Inc.*	24,670	1,024,792
Fabrinet (Thailand)*(a)	33,780	3,224,301
FARO Technologies, Inc.*(a)	16,914	464,120
Insight Enterprises, Inc.*(a)	28,035	2,310,364
Itron, Inc.*	41,470	1,746,302
Knowles Corp.*	84,420	1,027,391
Methode Electronics, Inc.	33,836	1,257,007
OSI Systems, Inc.*(a)	14,490	1,044,149
PC Connection, Inc.	10,390	468,485
Plexus Corp.*(a)	25,440	2,227,526
Rogers Corp.*	17,221	4,165,416
Sanmina Corp.*	53,130	2,448,231
ScanSource, Inc.*	23,243	613,848
TTM Technologies, Inc.*	93,989	1,238,775
		30,794,373
Energy Equipment & Services — 1.7%
Archrock, Inc.(a)	123,250	791,265
Bristow Group, Inc.*	21,507	505,199
Core Laboratories NV(a)	42,660	575,057
DMC Global, Inc.*	17,090	273,098
Dril-Quip, Inc.*(a)	31,650	617,808
Helix Energy Solutions Group, Inc.*(a)	131,370	507,088
Helmerich & Payne, Inc.(a)	96,840	3,580,175
Nabors Industries Ltd.*(a)	8,246	836,557
Oceaneering International, Inc.*	92,340	735,026
Oil States International, Inc.*	58,870	229,004
Patterson-UTI Energy, Inc.(a)	199,400	2,328,992
ProPetro Holding Corp.*(a)	80,730	649,877
RPC, Inc.(a)	76,620	530,977
U.S. Silica Holdings, Inc.*	69,590	762,010
		12,922,133
Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	98,830	1,196,831
Marcus Corp. (The)(a)	22,468	312,081
		1,508,912
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust(a)	87,455	$1,103,682
Agree Realty Corp.(a)	73,430	4,962,399
Alexander & Baldwin, Inc.	66,980	1,110,528
American Assets Trust, Inc.	47,930	1,232,760
Armada Hoffler Properties, Inc.	62,370	647,401
Brandywine Realty Trust(a)	158,030	1,066,702
CareTrust REIT, Inc.	89,375	1,618,581
Centerspace	14,130	951,232
Chatham Lodging Trust*	44,870	442,867
Community Healthcare Trust, Inc.(a)	21,500	704,125
DiamondRock Hospitality Co.(a)	194,260	1,458,893
Diversified Healthcare Trust	221,680	219,485
Easterly Government Properties, Inc.(a)	83,640	1,319,003
Essential Properties Realty Trust, Inc.	129,880	2,526,166
Four Corners Property Trust, Inc.(a)	74,979	1,813,742
Franklin Street Properties Corp.	84,622	222,556
Getty Realty Corp.(a)	37,864	1,018,163
Global Net Lease, Inc.(a)	95,510	1,017,182
Hersha Hospitality Trust (Class A Stock)	30,240	241,315
Hudson Pacific Properties, Inc.(a)	118,500	1,297,575
Industrial Logistics Properties Trust	60,690	333,795
Innovative Industrial Properties, Inc.(a)	25,650	2,270,025
iStar, Inc.	78,650	728,299
LTC Properties, Inc.(a)	37,206	1,393,365
LXP Industrial Trust(a)	257,806	2,361,503
NexPoint Residential Trust, Inc.	21,000	970,410
Office Properties Income Trust	44,610	626,771
Orion Office REIT, Inc.(a)	52,500	459,375
Outfront Media, Inc.(a)	134,500	2,043,055
Retail Opportunity Investments Corp.	114,690	1,578,134
RPT Realty(a)	78,450	593,082
Safehold, Inc.(a)	16,020	423,889
Saul Centers, Inc.	11,860	444,750
Service Properties Trust(a)	152,090	789,347
SITE Centers Corp.(a)	171,490	1,836,658
Summit Hotel Properties, Inc.(a)	98,460	661,651
Sunstone Hotel Investors, Inc.(a)	195,550	1,842,081
Tanger Factory Outlet Centers, Inc.(a)	96,150	1,315,332
Uniti Group, Inc.	218,510	1,518,644
Universal Health Realty Income Trust	11,680	504,693
Urban Edge Properties(a)	108,150	1,442,721
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	27,690	429,472
Veris Residential, Inc.*	72,970	829,669
Washington Real Estate Investment Trust(a)	80,520	1,413,931
Whitestone REIT	42,850	362,511
Xenia Hotels & Resorts, Inc.	105,330	1,452,501
		53,600,021
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	29,304	909,303
Chefs’ Warehouse, Inc. (The)*(a)	31,360	908,499
PriceSmart, Inc.	22,960	1,322,266
SpartanNash Co.(a)	33,276	965,670

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*	53,580	$1,841,545
		5,947,283
Food Products — 2.1%
B&G Foods, Inc.(a)	66,030	1,088,835
Calavo Growers, Inc.(a)	16,350	519,113
Cal-Maine Foods, Inc.(a)	34,870	1,938,423
Fresh Del Monte Produce, Inc.	28,200	655,368
Hain Celestial Group, Inc. (The)*	77,000	1,299,760
Hostess Brands, Inc.*(a)	125,500	2,916,620
J & J Snack Foods Corp.(a)	13,788	1,785,132
John B. Sanfilippo & Son, Inc.	8,130	615,685
Seneca Foods Corp. (Class A Stock)*	5,140	259,262
Simply Good Foods Co. (The)*	78,560	2,513,134
Tootsie Roll Industries, Inc.(a)	16,339	543,762
TreeHouse Foods, Inc.*(a)	46,450	1,970,409
		16,105,503
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	16,300	1,880,857
Northwest Natural Holding Co.(a)	31,985	1,387,509
South Jersey Industries, Inc.(a)	111,614	3,730,140
		6,998,506
Health Care Equipment & Supplies — 3.4%
AngioDynamics, Inc.*	35,870	733,900
Artivion, Inc.*(a)	37,133	513,921
Avanos Medical, Inc.*	42,810	932,402
BioLife Solutions, Inc.*(a)	31,380	713,895
Cardiovascular Systems, Inc.*	37,800	523,908
CONMED Corp.(a)	27,949	2,240,671
Cutera, Inc.*(a)	16,310	743,736
Embecta Corp.	53,250	1,533,068
Glaukos Corp.*	43,730	2,328,185
Heska Corp.*(a)	9,360	682,531
Inogen, Inc.*(a)	21,080	511,822
Integer Holdings Corp.*(a)	30,404	1,892,041
Lantheus Holdings, Inc.*	63,220	4,446,263
LeMaitre Vascular, Inc.	17,780	901,091
Meridian Bioscience, Inc.*	40,275	1,269,871
Merit Medical Systems, Inc.*	52,208	2,950,274
Mesa Laboratories, Inc.(a)	4,600	647,818
OraSure Technologies, Inc.*	66,900	253,551
Orthofix Medical, Inc.*	18,330	350,286
Surmodics, Inc.*(a)	12,982	394,653
Varex Imaging Corp.*(a)	36,730	776,472
Zimvie, Inc.*	19,200	189,504
Zynex, Inc.(a)	20,620	187,023
		25,716,886
Health Care Providers & Services — 3.5%
AdaptHealth Corp.*(a)	70,600	1,325,868
Addus HomeCare Corp.*(a)	14,730	1,402,885
AMN Healthcare Services, Inc.*	39,799	4,217,102
Apollo Medical Holdings, Inc.*(a)	36,110	1,408,290
Community Health Systems, Inc.*	115,380	248,067
CorVel Corp.*(a)	8,500	1,176,655
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Covetrus, Inc.*	96,990	$2,025,151
Cross Country Healthcare, Inc.*	33,443	948,778
Enhabit, Inc.*	45,700	641,628
Ensign Group, Inc. (The)	50,810	4,039,395
Fulgent Genetics, Inc.*(a)	18,680	712,082
Joint Corp. (The)*	13,510	212,242
ModivCare, Inc.*	11,650	1,161,272
Owens & Minor, Inc.(a)	70,230	1,692,543
Pediatrix Medical Group, Inc.*(a)	77,680	1,282,497
Pennant Group, Inc. (The)*	25,845	269,046
RadNet, Inc.*	44,850	912,698
Select Medical Holdings Corp.(a)	94,890	2,097,069
U.S. Physical Therapy, Inc.(a)	11,890	903,878
		26,677,146
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	102,040	1,554,069
Computer Programs & Systems, Inc.*(a)	13,616	379,614
HealthStream, Inc.*	22,230	472,610
NextGen Healthcare, Inc.*(a)	50,764	898,523
OptimizeRx Corp.*(a)	16,550	245,271
Simulations Plus, Inc.(a)	14,670	712,082
		4,262,169
Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc.*	21,582	514,731
Bloomin’ Brands, Inc.(a)	82,230	1,507,276
Brinker International, Inc.*(a)	40,360	1,008,193
Cheesecake Factory, Inc. (The)(a)	44,750	1,310,280
Chuy’s Holdings, Inc.*(a)	17,360	402,405
Dave & Buster’s Entertainment, Inc.*(a)	39,200	1,216,376
Dine Brands Global, Inc.(a)	14,415	916,217
El Pollo Loco Holdings, Inc.*	18,440	164,485
Golden Entertainment, Inc.*	20,200	704,778
Jack in the Box, Inc.	19,300	1,429,551
Monarch Casino & Resort, Inc.*	12,071	677,666
Ruth’s Hospitality Group, Inc.(a)	28,368	478,284
Shake Shack, Inc. (Class A Stock)*(a)	34,280	1,541,914
Six Flags Entertainment Corp.*(a)	68,100	1,205,370
		13,077,526
Household Durables — 2.3%
Cavco Industries, Inc.*	7,620	1,567,891
Century Communities, Inc.	26,360	1,127,681
Ethan Allen Interiors, Inc.(a)	20,979	443,496
Green Brick Partners, Inc.*(a)	25,000	534,500
Installed Building Products, Inc.	21,630	1,751,814
iRobot Corp.*(a)	25,050	1,411,066
La-Z-Boy, Inc.(a)	39,971	902,145
LGI Homes, Inc.*(a)	18,840	1,533,011
M/I Homes, Inc.*	25,550	925,677
MDC Holdings, Inc.(a)	52,422	1,437,411
Meritage Homes Corp.*	33,567	2,358,753
Sonos, Inc.*(a)	117,200	1,629,080
Tri Pointe Homes, Inc.*(a)	93,600	1,414,296
Tupperware Brands Corp.*	35,640	233,442

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*	11,064	$217,629
		17,487,892
Household Products — 0.5%
Central Garden & Pet Co.*	8,940	322,198
Central Garden & Pet Co. (Class A Stock)*	38,178	1,304,160
WD-40 Co.(a)	12,549	2,205,361
		3,831,719
Insurance — 2.7%
Ambac Financial Group, Inc.*	41,400	527,850
American Equity Investment Life Holding Co.(a)	65,360	2,437,274
AMERISAFE, Inc.	17,744	829,177
Assured Guaranty Ltd.	56,910	2,757,290
Employers Holdings, Inc.	25,125	866,561
Genworth Financial, Inc. (Class A Stock)*	463,960	1,623,860
HCI Group, Inc.(a)	6,580	257,936
Horace Mann Educators Corp.	37,660	1,329,021
James River Group Holdings Ltd.(a)	34,510	787,173
Mercury General Corp.	24,400	693,448
Palomar Holdings, Inc.*(a)	23,150	1,938,118
ProAssurance Corp.	49,676	969,179
Safety Insurance Group, Inc.	13,470	1,098,613
Selectquote, Inc.*	115,900	84,607
SiriusPoint Ltd. (Bermuda)*	78,250	387,338
Stewart Information Services Corp.	24,892	1,086,287
Trupanion, Inc.*(a)	32,200	1,913,646
United Fire Group, Inc.	19,901	571,756
Universal Insurance Holdings, Inc.	25,480	250,978
		20,410,112
Interactive Media & Services — 0.6%
Cars.com, Inc.*	58,150	668,725
QuinStreet, Inc.*	47,450	498,225
Shutterstock, Inc.	22,100	1,108,757
Yelp, Inc.*(a)	64,700	2,193,977
		4,469,684
Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.*(a)	24,750	402,435
PetMed Express, Inc.(a)	19,441	379,488
		781,923
IT Services — 0.9%
CSG Systems International, Inc.(a)	29,454	1,557,528
EVERTEC, Inc. (Puerto Rico)(a)	60,740	1,904,199
Perficient, Inc.*	31,764	2,065,295
TTEC Holdings, Inc.	17,307	766,873
Unisys Corp.*(a)	62,450	471,497
		6,765,392
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	16,167	821,122
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*(a)	52,050	$1,265,856
		2,086,978
Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.*(a)	116,060	999,277
Machinery — 4.5%
3D Systems Corp.*(a)	120,010	957,680
Alamo Group, Inc.	9,480	1,159,120
Albany International Corp. (Class A Stock)	28,564	2,251,700
Astec Industries, Inc.	21,070	657,173
Barnes Group, Inc.(a)	46,546	1,344,248
CIRCOR International, Inc.*	18,788	309,814
Enerpac Tool Group Corp.	53,534	954,511
EnPro Industries, Inc.	19,058	1,619,549
ESCO Technologies, Inc.(a)	23,711	1,741,336
Federal Signal Corp.	55,850	2,084,322
Franklin Electric Co., Inc.	35,740	2,920,315
Greenbrier Cos., Inc. (The)(a)	30,010	728,343
Hillenbrand, Inc.	63,878	2,345,600
John Bean Technologies Corp.	29,227	2,513,522
Lindsay Corp.	10,109	1,448,418
Mueller Industries, Inc.	52,088	3,096,111
Proto Labs, Inc.*(a)	25,320	922,408
SPX Technologies, Inc.*	41,550	2,294,391
Standex International Corp.	11,000	898,150
Tennant Co.	17,040	963,782
Titan International, Inc.*(a)	46,850	568,759
Trinity Industries, Inc.(a)	75,350	1,608,722
Wabash National Corp.(a)	44,700	695,532
		34,083,506
Marine — 0.3%
Matson, Inc.	35,830	2,204,262
Media — 0.6%
AMC Networks, Inc. (Class A Stock)*(a)	25,780	523,334
EW Scripps Co. (The) (Class A Stock)*(a)	53,321	600,928
Gannett Co., Inc.*(a)	130,220	199,237
Scholastic Corp.	27,740	853,282
TechTarget, Inc.*(a)	24,980	1,478,816
Thryv Holdings, Inc.*(a)	28,250	644,947
		4,300,544
Metals & Mining — 1.7%
Arconic Corp.*	94,550	1,611,132
ATI, Inc.*(a)	119,470	3,179,097
Carpenter Technology Corp.	44,480	1,385,107
Century Aluminum Co.*(a)	47,293	249,707
Compass Minerals International, Inc.	31,450	1,211,769
Haynes International, Inc.	11,450	402,124
Kaiser Aluminum Corp.(a)	14,600	895,710
Materion Corp.	18,818	1,505,440
Olympic Steel, Inc.	8,718	198,858
SunCoke Energy, Inc.	76,630	445,220
TimkenSteel Corp.*(a)	37,880	567,821

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Warrior Met Coal, Inc.	47,580	$1,353,175
		13,005,160
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)	119,110	988,613
ARMOUR Residential REIT, Inc.(a)	105,580	514,175
Ellington Financial, Inc.(a)	52,582	597,857
Franklin BSP Realty Trust, Inc.(a)	77,176	831,185
Granite Point Mortgage Trust, Inc.	48,190	310,344
Invesco Mortgage Capital, Inc.(a)	30,286	336,175
KKR Real Estate Finance Trust, Inc.(a)	53,600	871,000
New York Mortgage Trust, Inc.(a)	347,880	814,039
PennyMac Mortgage Investment Trust(a)	83,420	982,687
Ready Capital Corp.(a)	93,723	950,351
Redwood Trust, Inc.(a)	107,540	617,280
Two Harbors Investment Corp.(a)	317,250	1,053,270
		8,866,976
Multiline Retail — 0.0%
Big Lots, Inc.(a)	26,510	413,821
Multi-Utilities — 0.4%
Avista Corp.	67,233	2,490,983
Unitil Corp.	14,750	685,137
		3,176,120
Oil, Gas & Consumable Fuels — 2.8%
Callon Petroleum Co.*(a)	47,180	1,651,772
Civitas Resources, Inc.(a)	47,660	2,735,207
CONSOL Energy, Inc.(a)	30,080	1,934,746
Dorian LPG Ltd.(a)	29,190	396,108
Green Plains, Inc.*(a)	53,510	1,555,536
Laredo Petroleum, Inc.*(a)	15,672	984,985
Par Pacific Holdings, Inc.*	50,980	836,582
PBF Energy, Inc. (Class A Stock)*	98,680	3,469,589
Ranger Oil Corp. (Class A Stock)(a)	18,230	573,333
REX American Resources Corp.*	14,480	404,282
SM Energy Co.	112,750	4,240,527
Talos Energy, Inc.*	60,080	1,000,332
World Fuel Services Corp.	57,020	1,336,549
		21,119,548
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*(a)	15,400	579,040
Mercer International, Inc. (Germany)	37,370	459,651
Sylvamo Corp.(a)	30,500	1,033,950
		2,072,641
Personal Products — 0.8%
Edgewell Personal Care Co.(a)	47,740	1,785,476
elf Beauty, Inc.*	45,890	1,726,382
Inter Parfums, Inc.(a)	16,340	1,233,016
Medifast, Inc.(a)	10,150	1,099,854
USANA Health Sciences, Inc.*	10,240	573,952
		6,418,680
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*(a)	35,200	$989,120
ANI Pharmaceuticals, Inc.*	11,110	357,075
Cara Therapeutics, Inc.*(a)	41,563	389,030
Collegium Pharmaceutical, Inc.*	31,500	504,630
Corcept Therapeutics, Inc.*(a)	87,600	2,246,064
Harmony Biosciences Holdings, Inc.*	27,150	1,202,473
Innoviva, Inc.*(a)	57,760	670,594
Nektar Therapeutics*(a)	173,350	554,720
Pacira BioSciences, Inc.*	42,130	2,240,895
Phibro Animal Health Corp. (Class A Stock)	18,800	249,852
Prestige Consumer Healthcare, Inc.*(a)	45,750	2,279,722
Supernus Pharmaceuticals, Inc.*	49,280	1,668,128
		13,352,303
Professional Services — 1.2%
Exponent, Inc.	46,970	4,117,860
Forrester Research, Inc.*	10,232	368,454
Heidrick & Struggles International, Inc.	18,154	471,822
Kelly Services, Inc. (Class A Stock)	32,069	435,818
Korn Ferry	50,210	2,357,360
Resources Connection, Inc.	29,270	528,909
TrueBlue, Inc.*	30,078	573,888
		8,854,111
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.*(a)	105,340	854,307
Douglas Elliman, Inc.	62,126	254,717
Marcus & Millichap, Inc.	23,190	760,168
RE/MAX Holdings, Inc. (Class A Stock)	17,260	326,387
St. Joe Co. (The)(a)	31,470	1,007,984
		3,203,563
Road & Rail — 0.4%
ArcBest Corp.(a)	22,565	1,641,153
Heartland Express, Inc.(a)	42,898	613,870
Marten Transport Ltd.	52,955	1,014,618
		3,269,641
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.*(a)	20,400	627,504
Axcelis Technologies, Inc.*	30,440	1,843,446
CEVA, Inc.*(a)	21,400	561,322
Cohu, Inc.*	44,417	1,145,070
Diodes, Inc.*	41,810	2,713,887
FormFactor, Inc.*(a)	71,030	1,779,302
Ichor Holdings Ltd.*(a)	26,470	640,839
Kulicke & Soffa Industries, Inc. (Singapore)(a)	53,472	2,060,276
MaxLinear, Inc.*(a)	66,380	2,165,316
Onto Innovation, Inc.*(a)	45,657	2,924,331
PDF Solutions, Inc.*	27,140	665,744
Photronics, Inc.*(a)	56,720	829,246
Rambus, Inc.*(a)	101,590	2,582,418
SMART Global Holdings, Inc.*(a)	46,050	730,814
Ultra Clean Holdings, Inc.*	41,760	1,075,320

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Veeco Instruments, Inc.*	47,373	$867,873
		23,212,708
Software — 2.4%
8x8, Inc.*(a)	109,770	378,707
A10 Networks, Inc.(a)	61,050	810,133
Agilysys, Inc.*(a)	18,192	1,006,927
Alarm.com Holdings, Inc.*(a)	45,810	2,971,237
Cerence, Inc.*(a)	36,250	570,938
Consensus Cloud Solutions, Inc.*(a)	16,150	763,895
Digital Turbine, Inc.*	82,850	1,193,868
Ebix, Inc.(a)	21,627	410,264
InterDigital, Inc.(a)	27,220	1,100,232
LivePerson, Inc.*(a)	64,210	604,858
LiveRamp Holdings, Inc.*	61,850	1,123,196
OneSpan, Inc.*	32,450	279,395
Progress Software Corp.(a)	39,917	1,698,468
SPS Commerce, Inc.*(a)	33,130	4,115,740
Xperi Holding Corp.(a)	95,965	1,356,945
		18,384,803
Specialty Retail — 4.5%
Aaron’s Co., Inc. (The)	28,490	276,923
Abercrombie & Fitch Co. (Class A Stock)*	46,450	722,297
Academy Sports & Outdoors, Inc.(a)	78,250	3,300,585
American Eagle Outfitters, Inc.(a)	145,100	1,411,823
America’s Car-Mart, Inc.*(a)	5,380	328,288
Asbury Automotive Group, Inc.*(a)	20,380	3,079,418
Bed Bath & Beyond, Inc.*(a)	64,080	390,247
Boot Barn Holdings, Inc.*	27,330	1,597,712
Buckle, Inc. (The)(a)	27,199	861,120
Caleres, Inc.(a)	33,814	818,975
Cato Corp. (The) (Class A Stock)	14,923	142,365
Chico’s FAS, Inc.*(a)	115,250	557,810
Children’s Place, Inc. (The)*(a)	12,165	375,777
Conn’s, Inc.*(a)	11,830	83,756
Designer Brands, Inc. (Class A Stock)(a)	51,900	794,589
Genesco, Inc.*	11,952	469,953
Group 1 Automotive, Inc.(a)	14,544	2,077,901
Guess?, Inc.(a)	30,750	451,103
Haverty Furniture Cos., Inc.(a)	12,351	307,540
Hibbett, Inc.(a)	11,896	592,540
Leslie’s, Inc.*	129,600	1,906,416
LL Flooring Holdings, Inc.*(a)	27,002	187,124
MarineMax, Inc.*(a)	19,812	590,199
Monro, Inc.(a)	29,582	1,285,634
National Vision Holdings, Inc.*(a)	72,650	2,372,022
ODP Corp. (The)*	39,385	1,384,383
Rent-A-Center, Inc.(a)	49,070	859,216
Sally Beauty Holdings, Inc.*(a)	98,570	1,241,982
Shoe Carnival, Inc.	15,840	339,610
Signet Jewelers Ltd.(a)	42,840	2,450,020
Sleep Number Corp.*(a)	20,240	684,314
Sonic Automotive, Inc. (Class A Stock)(a)	16,977	735,104
Urban Outfitters, Inc.*(a)	55,450	1,089,592
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*(a)	14,320	$308,310
		34,074,648
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.*(a)	31,300	728,038
Corsair Gaming, Inc.*(a)	35,300	400,655
Diebold Nixdorf, Inc.*	68,710	167,652
		1,296,345
Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.*	40,010	598,150
Kontoor Brands, Inc.(a)	45,400	1,525,894
Movado Group, Inc.(a)	14,767	416,134
Oxford Industries, Inc.	13,766	1,235,911
Steven Madden Ltd.	68,375	1,823,561
Unifi, Inc.*	11,920	113,359
Wolverine World Wide, Inc.(a)	72,494	1,115,683
		6,828,692
Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc.*	49,010	1,677,612
Capitol Federal Financial, Inc.	118,940	987,202
Flagstar Bancorp, Inc.	49,120	1,640,608
Mr. Cooper Group, Inc.*	65,880	2,668,140
NMI Holdings, Inc. (Class A Stock)*	78,010	1,589,064
Northfield Bancorp, Inc.	39,210	561,095
Provident Financial Services, Inc.(a)	69,090	1,347,255
TrustCo Bank Corp.	17,627	553,840
Walker & Dunlop, Inc.	28,260	2,366,210
WSFS Financial Corp.	58,410	2,713,729
		16,104,755
Tobacco — 0.3%
Universal Corp.(a)	22,550	1,038,202
Vector Group Ltd.(a)	121,202	1,067,790
		2,105,992
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	35,358	3,634,095
Boise Cascade Co.	36,260	2,156,020
DXP Enterprises, Inc.*	14,600	345,728
GMS, Inc.*	39,170	1,567,192
NOW, Inc.*	102,100	1,026,105
Veritiv Corp.*(a)	12,860	1,257,322
		9,986,462
Water Utilities — 0.9%
American States Water Co.(a)	33,942	2,645,779
California Water Service Group	49,960	2,632,392
Middlesex Water Co.	16,200	1,250,640
		6,528,811
Wireless Telecommunication Services — 0.4%
Gogo, Inc.*	60,450	732,654
Shenandoah Telecommunications Co.	46,110	784,792

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.(a)	92,250	$1,282,275
		2,799,721

Total Common Stocks (cost $578,701,701)		737,051,885
Exchange-Traded Fund — 1.2%
iShares Core S&P Small-Cap ETF(a)	106,920	9,322,355
(cost $9,659,832)

Total Long-Term Investments (cost $588,361,533)		746,374,240
Short-Term Investments — 36.2%
Affiliated Mutual Funds — 36.1%
PGIM Core Ultra Short Bond Fund(wa)	5,813,212	5,813,212
PGIM Institutional Money Market Fund (cost $266,658,567; includes $265,993,916 of cash collateral for securities on loan)(b)(wa)	267,057,969	266,871,029

Total Affiliated Mutual Funds (cost $272,471,779)		272,684,241

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.180%	12/15/22	550	546,802
(cost $546,385)

Total Short-Term Investments (cost $273,018,164)				273,231,043

TOTAL INVESTMENTS—134.9% (cost $861,379,697)				1,019,605,283

Liabilities in excess of other assets(z) — (34.9)%				(263,553,426)

Net Assets — 100.0%				$756,051,857

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $257,962,130; cash collateral of $265,993,916 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
115	Russell 2000 E-Mini Index	Dec. 2022	$9,601,350	$(798,206)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8